Certain risks and concentration - Concentration risk (Details) - customer	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Concentration of revenues | Customer concentration risk
Concentration risk
Number of individual customers	0		0
Concentration risk (in percent)	10.00%		10.00%
Concentration of revenues | Customer One | Customer concentration risk
Concentration risk
Number of individual customers		1
Concentration risk (in percent)		14.00%
Concentration of accounts receivable
Concentration risk
Maximum term of credit to customers (in days)	180 days
Concentration of accounts receivable | Customer concentration risk
Concentration risk
Number of individual customers	0	0
Concentration risk (in percent)	10.00%	10.00%
Concentration of accounts receivable | Top Ten Customers | Customer concentration risk
Concentration risk
Number of individual customers	10	10
Concentration risk (in percent)	33.00%	48.00%